CONSOLIDATED BALANCE SHEETS - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
ASSETS
CASH AND BALANCES WITH THE CENTRAL BANK	$ 72,815	$ 63,073
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	484,987	361,615
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	315,549	395,829
FINANCIAL ASSETS AT AMORTIZED COST:	860,357	785,108
HEDGING DERIVATIVES	10,181	11,248
NON-CURRENT ASSETS HELD FOR SALE	3,015	773
INVESTMENTS IN ASSOCIATED ENTITIES		1,380
TANGIBLE ASSETS	13,707	12,620
RIGHT-OF-USE ASSETS	6,264	5,175
INTANGIBLE ASSETS:	10,681	9,411
Goodwill	1,734	1,734
Other intangible assets	8,947	7,677
TAX ASSETS	24,684	21,855
Current	22	3,744
Deferred	24,662	18,111
OTHER ASSETS	11,181	10,126
TOTAL ASSETS	1,813,421	1,678,213
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	434,112	351,417
FINANCIAL LIABILITIES AT AMORTIZED COST:	1,165,889	1,118,145
HEDGING DERIVATIVES	4,461	8,162
PROVISIONS	12,931	10,789
Provisions for pensions and similar obligations	8,158	7,499
LEASE LIABILITIES	6,965	5,716
TAX LIABILITIES	934	518
Current	721	12
Deferred	213	506
OTHER LIABILITIES	24,675	19,878
TOTAL LIABILITIES	1,649,967	1,514,625
SHAREHOLDERS' EQUITY	170,466	165,209
Share capital	25,660	25,660
Accumulated reserves	120,698	118,748
Profit for the year attributable to the Parent	24,108	20,801
VALUATION ADJUSTMENTS:	(7,074)	(1,669)
Financial assets at fair value through other comprehensive income	(6,637)	(2,083)
Cash flow hedges	(437)	414
TOTAL SHAREHOLDERS' EQUITY ATTRIBUTABLE TO THE PARENT	163,392	163,540
NON-CONTROLLING INTERESTS	62	48
TOTAL EQUITY	163,454	163,588
TOTAL LIABILITIES AND EQUITY	1,813,421	1,678,213
Provision for taxes and other legal contingencies
LIABILITIES AND EQUITY
Other provisions	3,009	2,141
Provisions for off-balance sheet risk
LIABILITIES AND EQUITY
Other provisions	1,539	1,108
Other provisions member
LIABILITIES AND EQUITY
Other provisions	225	41
Trading derivative liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	231,188	176,678
Short positions
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	28,762	19,554
Deposits - The Central banks
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	31,055	23,002
FINANCIAL LIABILITIES AT AMORTIZED COST:	89,753	86,616
Deposits - Credit institutions
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:		17,846
FINANCIAL LIABILITIES AT AMORTIZED COST:		83,339
Deposits - Credit institutions, Excludes repurchase agreements
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTIZED COST:	65,354	78,182
Deposits - Credit institutions Repurchase Agreements
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	22,818	17,846
FINANCIAL LIABILITIES AT AMORTIZED COST:	9,003	5,157
Customer deposits, Excludes repurchase agreements
ASSETS
FINANCIAL ASSETS AT AMORTIZED COST:	781,607
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTIZED COST:	781,607	760,325
Customer deposits - Repurchase agreements
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	119,769	114,078
FINANCIAL LIABILITIES AT AMORTIZED COST:	26,922	17,561
Marketable debt securities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	520	259
FINANCIAL LIABILITIES AT AMORTIZED COST:	134,393	101,423
Subordinated liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTIZED COST:	39,384	51,643
Other financial liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTIZED COST:	19,473	17,238
Loans and advances - Credit institutions
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	102,652	58,486
FINANCIAL ASSETS AT AMORTIZED COST:	40,400	36,492
Loans and advances - Customers
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	19,207	10,000
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	946	4,056
FINANCIAL ASSETS AT AMORTIZED COST:	797,716	736,997
Debt instruments
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	130,249	110,975
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	313,906	390,974
FINANCIAL ASSETS AT AMORTIZED COST:	22,241	11,619
Equity investments
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	4,063	2,764
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	697	799
Trading derivative assets
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	$ 228,816	$ 179,390